S-K 1602(a)(4) Forepart, Adjusted NTBV	Dec. 31, 2025 $ / shares
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 7.23
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.25
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.36
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.38
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.66
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.69
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	0.04
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	0.03
Offering Price of $10.00 [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.77
Offering Price of $10.00 [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.79
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.77
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.75
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	3.64
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	3.62
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.34
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.31
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	9.96
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	9.97
Full Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	7.79	[1]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	7.25	[1]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	6.38	[1]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	4.69	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	0.03	[1]
No Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	7.77	[2]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	7.23	[2]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	6.36	[2]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	4.66	[2]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.11)
Net Tangible Book Value, Adjusted, per Share	$ 0.04	[2]

[1]	See following table for numerator of the pro forma net tangible book value divided by denominator of the shares outstanding. We assume the net tangible book value before this offering will be increased by net proceeds from this offering and offering costs accrued in advance but further set off by deferred underwriting commissions and proceeds held in trust subject to redemption.
[2]	See following table for numerator of the pro forma net tangible book value divided by denominator of the shares outstanding. We assume the net tangible book value before this offering will be increased by net proceeds from this offering and offering costs accrued in advance but further set off by deferred underwriting commissions and proceeds held in trust subject to redemption.